Share-based compensation (Details) ¥ in Thousands		1 Months Ended	12 Months Ended			97 Months Ended
	Dec. 15, 2014 USD ($) shares	May 31, 2017 USD ($) shares	Mar. 31, 2019 shares	Mar. 31, 2018 CNY (¥) shares	Mar. 31, 2017 CNY (¥) shares	Mar. 31, 2019 shares
Share-based compensation
Outstanding RSUs fully vested				7,300,000
Restricted Share Unit
Share-based compensation
Term of RSU Scheme						10 years
Shares granted in period	7,300,000	1,000,000	0	0
Number of ordinary shares entitled to transfer or issue upon vesting	1	1
Fair value of each RSU | $	$ 4.15	$ 7.68
Outstanding RSUs (in shares)			0	0	7,300,000	0
Exercisable RSUs (in shares)					0
Weighted average remaining contract life					1 year
RSUs cancelled upon the resignation of one of the grantees				1,000,000
Outstanding RSUs fully vested				7,300,000
Total share-based compensation expense | ¥				¥ 84,268	¥ 62,241
Restricted Share Unit | Direct costs
Share-based compensation
Total share-based compensation expense | ¥				1,920	1,565
Restricted Share Unit | Sales and marketing
Share-based compensation
Total share-based compensation expense | ¥				(1,534)	17,408
Restricted Share Unit | General and administrative
Share-based compensation
Total share-based compensation expense | ¥				¥ 83,882	¥ 43,268